Related party transactions - Summary of Related Party Outstanding Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Other receivables	$ 38,719	$ 26,790
Miscellaneous	104,225	81,662
Accounts payable	(374,986)	(353,468)
Related party | Axionlog Distribution B.V.
Related Party Transaction [Line Items]
Other receivables	5,979	4,156
Miscellaneous	4,190	3,979
Accounts payable	$ (26,092)	$ (19,893)